November 5, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:     FILINGS - RULE 497(j)

RE: Dreyfus BASIC California Municipal Money Market Fund Dreyfus BASIC New York Municipal Money Market Fund Dreyfus BASIC Massachusetts Municipal Money Market Fund Dreyfus Premier Limited Term Municipal Fund
     Dreyfus Premier Limited Term California Municipal Fund Dreyfus Premier Limited Term Massachusetts Municipal Fund Dreyfus Premier Limited Term New York Municipal Fund

     Registration Statement File No.  33-43845
     CIK No.  717341

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for Dreyfus BASIC California Municipal Money Market Fund, Dreyfus BASIC New York Municipal Money Market Fund, Dreyfus BASIC Massachusetts Municipal Money Market Fund, Dreyfus Premier Limited Term Municipal Fund, Dreyfus Premier Limited Term California Municipal Fund, Dreyfus Premier Limited Term Massachusetts Municipal Fund, Dreyfus Premier Limited Term New York Municipal Fund, only, and Statements of Additional Information for the Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 48 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 28, 1997.


                                        Very truly yours,


                                        Daniela Battistoni


DB:iam